Assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2013	2012
Assets sold under agreements to repurchase	$1,659,292	$2,016,752
Maximum aggregate balance outstanding at any month-end	$2,269,565	$2,113,557
Average monthly aggregate balance outstanding	$1,844,061	$1,885,207
Weighted average interest rate:
For the year	1.92%	2.33%
At December 31	2.07%	1.91%

Schedule of Repurchase Agreements [Table Text Block]
	2013				2012
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$64,109	$67,721	$67,721	0.23%	$160,288	$163,934	$163,934	0.40%
After 30 to 90 days	-	-	-	-	7,312	7,102	7,102	0.60
After 90 days	156,092	177,031	177,031	4.89	119,120	143,502	143,502	4.88
Total obligations of U.S. government
sponsored entities	220,201	244,752	244,752	3.53	286,720	314,538	314,538	2.27
Mortgage-backed securities
Within 30 days	23,998	26,591	26,591	0.46	43,107	47,307	47,307	0.54
After 30 to 90 days	-	-	-	-	98,887	105,903	105,903	0.60
After 90 days	240,313	286,166	286,166	3.61	320,780	380,900	380,900	3.75
Total mortgage-backed securities	264,311	312,757	312,757	3.32	462,774	534,110	534,110	2.78
Collateralized mortgage obligations
Within 30 days	235,306	267,120	267,120	0.39	330,000	365,404	365,404	0.53
After 30 to 90 days	103,754	114,643	114,643	0.44	69,856	76,516	76,516	0.60
After 90 days	322,881	370,197	370,197	4.24	287,038	341,687	341,687	4.24
Total collateralized mortgage
obligations	661,941	751,960	751,960	2.28	686,894	783,607	783,607	2.09
Total	$1,146,453	$1,309,469	$1,309,469	2.76%	$1,436,388	$1,632,255	$1,632,255	2.35%